KEY SOURCES OF ESTIMATES AND JUDGEMENTS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017 director	Dec. 31, 2018 USD ($) director	Dec. 31, 2017 USD ($)	Dec. 31, 2016 director
KEY SOURCES OF ESTIMATES AND JUDGEMENTS
Trade and other receivables		$ 20,535	$ 34,582
Balance due from related parties		21,478	22,345
Other non-current assets		15,098	11,045
Impairment
KEY SOURCES OF ESTIMATES AND JUDGEMENTS
Trade and other receivables		(3,182)	(1,403)
Balance due from related parties		(1,974)	(2,200)
Other non-current assets		398	0
1088526 B.C. Ltd.
KEY SOURCES OF ESTIMATES AND JUDGEMENTS
Other non-current assets		$ 10,996	$ 11,359
Proportion of equity interest held		75.00%	75.00%
Number of directors who can be appointed in associate by contractual right | director		2		2
Total number of directors in the associate | director		4		4
1091187 B.C. Ltd.
KEY SOURCES OF ESTIMATES AND JUDGEMENTS
Other non-current assets		$ 1,302	$ 1,683
Proportion of equity interest held		75.00%	75.00%
Number of directors who can be appointed in associate by contractual right | director	2	2
Total number of directors in the associate | director	4	4